Derivatives and Hedging Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	$ 73	$ (58)	$ 196
Interest Expense [Member] | Foreign exchange contracts [Member] | Short-term Debt [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	0	0	3
Interest Expense [Member] | Foreign exchange contracts [Member] | Long-term Debt [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	0	(1)	130
Other Expense [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	1	(1)	3
Other Expense [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	72	(56)	51
Interest Income [Member] | Foreign exchange contracts [Member] | Securities Investment [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	$ 0	$ 0	$ 9